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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Anton V. Schutz
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

Form 13F File Number: 028-15037
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    N/A
         -------------------------------
Title:
         -------------------------------
Phone:   (585) 770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Anton V. Schutz            Rochester, NY       5/15/2013
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number         Name

    028-10662                    Mendon Capital Advisors Corp.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 30
                                        --------------------

Form 13F Information Table Value Total: 4,033
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
         ITEM 1            ITEM 2     ITEM 3    ITEM 4       ITEM 5         ITEM 6    ITEM 7         ITEM 8
------------------------  --------  ---------  -------  ----------------  ----------  ------  --------------------
                                                                                                VOTING AUTHORITY
                          TITLE OF              VALUE   SH/PRN   SH/PUT/    INVSTMT    OTHER
         ISSUER            CLASS      CUSIP    (x1000)  AMOUNT  PRN CALL    DISCRTN    MGRS    SOLE   SHARED  NONE
ASTORIA FINANCIAL           COM     046265104       49   5,000            SH-DEFINED               0
BSB BANCORP                 COM      0557h108      138   10000            SH-DEFINED               0
BANK MUTUAL                 COM     063750103       83   15000            SH-DEFINED               0
BRIDGE CAPITAL              COM     108030107      137    9000            SH-DEFINED               0
CVB FINANCIAL               COM     126600105      101    9000            SH-DEFINED               0
CALIFORNIA UNITED           COM     130781107      156   12000            SH-DEFINED               0
CAPE BANCORP                COM     139209100      137   15000            SH-DEFINED               0
COBIZ FINANCIAL             COM     190897108      121   15000            SH-DEFINED               0
COMERICA                    COM     200340107       90    2500            SH-DEFINED               0
FIRST DEFIANCE FINL         COM     32006W106       70    3000            SH-DEFINED               0
FIRST UNITED BANCORP        COM     33740n105      120   18500            SH-DEFINED               0
FOX CHASE BANCORP           COM     35137t108       68    4000            SH-DEFINED               0
FRANKLIN FINANCIAL          COM     35353c102       91    5000            SH-DEFINED               0
HERITAGE COMMERCE           COM     426927109      165   24500            SH-DEFINED               0
HERITAGE OAKS BANCORP       COM     42724r107      202   35500            SH-DEFINED               0
NORTH VALLEY BANCORP        COM     66304M204      124    7000            SH-DEFINED               0
OBA FINANCIAL               COM     67424g101       86    4500            SH-DEFINED               0
OMNI AMERICAN BANCORP       COM     68216r107      177    7000            SH-DEFINED               0
PACWEST BANCORP             COM     295263103      233    8000            SH-DEFINED               0
PACIFIC PREMIER BANCORP     COM     69478x105      263   20000            SH-DEFINED               0
PARK STERLING               COM     70086y105      169   30000            SH-DEFINED               0
PEAPACK GLADSTONE           COM     704699107       60    4000            SH-DEFINED               0
PEOPLES FEDERAL             COM     711037101      191   10000            SH-DEFINED               0
SOUTHCOAST FINANCIAL        COM     84129R100       70   13800            SH-DEFINED               0
STERLING BANK NY            COM     859158107      125   12307            SH-DEFINED               0
SUFFOLK BANCORP             COM     864739197      100    7000            SH-DEFINED               0
SYNOVUS                     COM     87161c105      100   36000            SH-DEFINED               0
TEXAS CAPITAL BANCSHARES    COM     88224q107      202    5000            SH-DEFINED               0
UNITED FINANCIAL BANCORP    COM     91030t109      305   20053            SH-DEFINED               0
VIEWPOINT FINANCIAL         COM     92672a101      101    5000            SH-DEFINED               0